Financial Instruments (Details) - Schedule of movement in long-term debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement in long-term debt [Abstract]
Balance as of January 1,	$ 17,345	$ 15,723
Conversion of lease liabilities	3,904
Issuance of long-term debt	14,227	84
Payments	(22,382)	(3,673)
Interest on long-term debt	1,883	5,335
Conversion of long-term debt and loan modification	(5,000)	(124)
Derecognition of embedded derivative	1,190
Total	$ 11,167	$ 17,345